Assets and liabilities of operating segments	12 Months Ended
Dec. 31, 2020
Assets and liabilities of operating segments
Assets and liabilities of operating segments

31. Assets and liabilities of operating segments

Operating segments are defined based on business operations by reflecting the way the Company’s management reviews financial information for decision-making. Thus, the Company has two reportable segments: Linx Software and Linx Pay Meios de Pagamentos Ltda. The accounting policies of the operating segments are the same as those applied to the consolidated financial statements.

The information below shows the summarized equity position of reportable operating segments for the years ended December 31, 2020 and 2019:

	12/31/2020

		Linx Pay Meios de
		Pagamento Ltda.		Total
	Software	and its subsidiaries	Eliminations	consolidated
Assets
Current assets	859,655	348,441	(14,075)	1,194,021
Non-current assets	1,518,883	221,843	(256,414)	1,484,312
Total assets	2,378,538	570,284	(270,489)	2,678,333

Liabilities
Current liabilities	294,850	394,314	(101,238)	587,926
Non-current liabilities	463,624	14,079	(7,360)	470,343
Shareholders' equity	1,620,064	161,891	(161,891)	1,620,064
Total liabilities and shareholders' equity	2,378,538	570,284	(270,489)	2,678,333

	12/31/2019

		Linx Pay Meios
		de Pagamento		Total
	Software	Ltda.	Eliminations	consolidated
Assets
Current assets	1,193,336	112,679	(6,045)	1,299,970
Non-current assets	1,292,217	30,930	(59,174)	1,263,973
Total assets	2,485,553	143,609	(65,219)	2,563,943

Liabilities
Current liabilities	284,775	91,117	(6,045)	369,847
Non-current liabilities	410,934	2,837	(9,519)	404,252
Shareholders' equity	1,789,844	49,655	(49,655)	1,789,844
Total liabilities and shareholders' equity	2,485,553	143,609	(65,219)	2,563,943

	12/31/2020

		Linx Pay Meios de
		Pagamento Ltda.		Total
	Software	and its subsidiaries	Eliminations	consolidated
Cash flows arising from:
Operating activities	87,320	(35,931)	—	51,389
Investing activities	7,493	(124,280)	175,000	58,213
Financing activities	(136,728)	165,000	(175,000)	(146,728)

	12/31/2019

		Linx Pay Meios de
	Software	Pagamento Ltda	Eliminations	Total consolidated
Cash flows arising from:
Operating activities	141,895	(10,114)	—	131,781
Investing activities	(667,302)	(21,745)	41,000	(648,047)
Financing activities	545,678	41,000	(41,000)	545,678

	12/31/2018

		Linx Pay Meios de
	Software	Pagamento Ltda	Eliminations	Total consolidated
Cash flows arising from:
Operating activities	97,785	(86)	—	97,699
Investing activities	(34,797)	(557)	995	(34,359)
Financing activities	(53,971)	995	(995)	(53,971)